Trade and Other Receivables (Details) - Schedule of trade and other receivables - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of trade and other receivables [Abstract]
VAT recoverable	€ 544	€ 2
Prepayments	1,662
Trade and other receivables	€ 2,206	€ 2